Income Taxes (Details) - Schedule of current and deferred components of income tax expenses ¥ in Thousands, $ in Thousands	4 Months Ended	12 Months Ended
	Sep. 16, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Income tax expenses from continuing operations:
Income tax expense					¥ 2,883
Deferred income tax expense
Total income tax expense	$ (480)				¥ 2,883	$ (84)